RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE ASSETS	RIGHT-OF-USE ASSETS
16(a)    Amounts recognized in the consolidated balance sheets

	As of December 31,	As of December 31,
	2022	2021
Right of use assets	US$’000	US$’000
Land	2,211	2,533
Buildings	935	690
Motor vehicle and other asset	134	135
Office equipment	152	35
	3,432	3,393
Our Company leases various assets including land, buildings, business vehicles and multifunction printers. Rental contracts are typically made for periods of 2 to 37 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.
Additions to the right-of-use assets during the 2022 financial year were $863 (2021: $906).
16(b)    Amounts recognized in the consolidated income statements

	2022	2021
Depreciation charge of right of use assets	US$’000	US$’000
Land	242	289
Buildings	337	286
Motor vehicle and other asset	65	53
Office equipment	38	33
	682	661

Interest expenses (included in finance cost)	80	70
Expenses relating to short-term leases	11	3
Expenses relating to lease of low-value assets that are not short-term leases	3	3
The total cash outflow for lease in 2022 was $710 (2021: $708).